INCOME TAX (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DUE TO RELATED PARTIES (Tables)
Income tax (benefits) at 25%	$ (177,950)	$ (57,798)
Net loss of Platinum	28,522	0
Increase in valuation allowance	149,428	57,798
Provision for income taxes	$ 0	$ 0